Form N-1A Supplement	Mar. 20, 2026
T. Rowe Price Maryland Tax-Free Money Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to Prospectus and Summary Prospectus dated May 1, 2025

Effective August 1, 2026, the T. Rowe Price Maryland Tax-Free Money Fund will change its name to the T. Rowe Price Maryland Municipal Money Fund.

The fund has adopted the following investment policy:

The fund normally invests at least 65% of its total assets in Maryland municipal securities, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes.

The fund’s Board of Directors has approved changing the investment policy to the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal money market securities whose income is exempt from regular federal and Maryland state income taxes.

The fund’s Board of Directors has also approved eliminating the fund’s current policy that allows up to 20% of the fund’s income to be derived from securities subject to the alternative minimum tax (AMT).

The change to the fund’s investment policy and elimination of the AMT policy are also subject to shareholder approval to become effective. Accordingly, the changes are being proposed for approval at a special shareholder meeting scheduled for June 25, 2026. Proxy materials describing the proposed changes and the rationale are expected to begin mailing to shareholders on or about April 10, 2026. All shareholders who hold shares of the fund at the close of business on March 27, 2026, are eligible to vote on the proposed changes.

The proposed changes are intended to provide the fund with greater long-term flexibility in executing its investment program, align the policies with the fund’s new name, and reduce potential compliance risks for the fund, although the changes are not expected to substantially affect the way the fund is currently managed.

If the proposed changes are approved by shareholders, the new investment policy and elimination of the AMT policy are expected to become effective on August 1, 2026. If either proposed change is not approved by shareholders, the name change will still become effective on August 1, 2026.

The date of this supplement is March 20, 2026.